Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2014
Supplement [Text Block]	waf1_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 7, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED MAY 1, 2014, OF

WESTERN ASSET CORE PLUS BOND FUND

CLASS I (WACPX)

The following replaces corresponding disclosure pertaining to Class I shares in the fund's Summary Prospectus and Prospectus in order to disclose an expense limitation for Class I shares.

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	None
Small account fee	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management fees	0.40
Distribution and/or service (12b-1) fees	None
Other expenses	0.11
Total annual fund operating expenses	0.51
Fees waived and/or expenses reimbursed	(0.06)[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.45

[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses), so that total annual operating expenses are not expected to exceed 0.45% for Class I shares. This arrangement cannot be terminated prior to April 30, 2016 without the Board's consent. The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual expenses exceeding this limit or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	46	158	280	635

Western Asset Core Plus Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	waf1_SupplementTextBlock

WESTERN ASSET FUNDS, INC.

SUPPLEMENT DATED NOVEMBER 7, 2014

TO THE SUMMARY PROSPECTUS AND PROSPECTUS

EACH DATED MAY 1, 2014, OF

WESTERN ASSET CORE PLUS BOND FUND

CLASS I (WACPX)

The following replaces corresponding disclosure pertaining to Class I shares in the fund's Summary Prospectus and Prospectus in order to disclose an expense limitation for Class I shares.

The accompanying table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Class I
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption) (may be reduced over time)	None
Small account fee	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Class I
Management fees	0.40
Distribution and/or service (12b-1) fees	None
Other expenses	0.11
Total annual fund operating expenses	0.51
Fees waived and/or expenses reimbursed	(0.06)[1]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.45

[1]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, taxes, extraordinary expenses and deferred organizational expenses), so that total annual operating expenses are not expected to exceed 0.45% for Class I shares. This arrangement cannot be terminated prior to April 30, 2016 without the Board's consent. The manager is permitted to recapture amounts waived or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limit described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class' total annual expenses exceeding this limit or any other lower limit then in effect.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund's operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	46	158	280	635